Long Term Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument
Total debt	$ 1,047,859,000	$ 1,060,084,000
Less current maturities	(5,676,000)	(7,182,000)
Credit Facility	2,507,000
Long-term debt	1,042,183,000	1,052,902,000
6.6% Senior Notes, Due 2018
Debt Instrument
Total debt	298,677,000	298,476,000
7% Debentures, Due 2025
Debt Instrument
Total debt	124,443,000	124,417,000
6.25% Senior Notes, Due 2037
Debt Instrument
Total debt	228,114,000	247,915,000
Term Loan Facility, Due 2015
Debt Instrument
Total debt	245,000,000	250,000,000
Revolving Facility
Debt Instrument
Credit Facility	50,000,000	35,000,000
AR Credit Facility
Debt Instrument
Credit Facility	100,000,000	100,000,000
Other notes
Debt Instrument
Other notes	$ 1,625,000	$ 4,276,000